Assets Not Measured at Fair Value In Statement Of Financial Position But for which Fair Value Is Disclosed (Detail) (SZITIC Trust Co Ltd)	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Minimum CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Maximum CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity -CR Trust	100,000,000	$ 18,940,306	118,000,000	$ 21,508,483	134,000,000	100,000,000	118,000,000	134,000,000
Total	100,000,000	$ 18,940,306	118,000,000	$ 21,508,483	134,000,000	100,000,000	118,000,000	134,000,000